Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	WESMARK FUNDS
CIK	dei_EntityCentralIndexKey	0001007226
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 26, 2016
Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
WesMark Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Sections WesMark Small Company Growth Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The WesMark Small Company Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in equity securities of small capitalization companies. In creating a diversified portfolio of investments in small-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines small companies as companies that do not exceed the market capitalizations in the Russell 2000® Index (Russell 2000), or the Standard & Poor’s SmallCap 600® Index (S&P 600) at the time of purchasing a security. As of May 29, 2015, the market capitalization of the Russell 2000 ranged from approximately $177 million to $4.30 billion, and as of January 29, 2016, the market capitalization of the S&P 600 ranged from approximately $41.42 million to $4.7 billion.

The Adviser seeks to select common stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase exchange traded funds (ETFs) or other investment companies, in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADRs) and other domestically traded securities of foreign companies.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:

The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund’s portfolio. Consequently, the Fund’s share price may decline.

Risks Related to Investing for Growth:

Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size:

The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks:

A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

Sector Risks:

Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

• the market price of an ETF’s shares may trade above or below their net asset value;

• an active trading market for an ETF’s shares may not develop or be maintained; or

• trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

May Lose Money	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/ Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available at www.wesmarkfunds.com or by calling 1-800-861-1013.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-861-1013
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 25.38% (quarter ended June 30, 2009). Its lowest quarterly return was -25.11% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.11%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2015:

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The information provided for LSCCFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Small Company Growth Fund | WesMark Small Company Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMKSX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	390
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	675
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,487
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	14.83%
2008	rr_AnnualReturn2008	(35.32%)
2009	rr_AnnualReturn2009	34.56%
2010	rr_AnnualReturn2010	24.88%
2011	rr_AnnualReturn2011	0.07%
2012	rr_AnnualReturn2012	4.14%
2013	rr_AnnualReturn2013	39.95%
2014	rr_AnnualReturn2014	3.08%
2015	rr_AnnualReturn2015	(2.87%)
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	7.14%
WesMark Small Company Growth Fund | Return After Taxes on Distributions | WesMark Small Company Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.28%)
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	6.58%
WesMark Small Company Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark Small Company Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	5.81%
WesMark Small Company Growth Fund | Russell 2000® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
WesMark Small Company Growth Fund | Lipper Small Cap Core Funds Average (LSCCFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	6.36%
WesMark Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Sections WesMark Growth Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The WesMark Growth Fund (the Fund) seeks to achieve capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	21.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective primarily by selecting equity securities of growth oriented companies. WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity or which are growing their annual earnings or sales. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (ETFs) and other investment companies. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADRs) and other domestically traded securities of foreign companies.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:

The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund portfolio. Consequently, the Fund’s share price may decline.

Risks Related to Investing for Growth:

Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Company Size:

The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Liquidity Risks:

A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

Sector Risks:

Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

• the market price of an ETF’s shares may trade above or below their net asset value;

• an active trading market for an ETF’s shares may not develop or be maintained; or

• trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

May Lose Money	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/ Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 16.43% (quarter ended June 30, 2009). Its lowest quarterly return was -20.98% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2015:

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The information provided for LLCCFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Growth Fund | WesMark Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMKGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	362
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	627
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,385
2006	rr_AnnualReturn2006	8.72%
2007	rr_AnnualReturn2007	10.54%
2008	rr_AnnualReturn2008	(34.96%)
2009	rr_AnnualReturn2009	27.05%
2010	rr_AnnualReturn2010	19.23%
2011	rr_AnnualReturn2011	(6.06%)
2012	rr_AnnualReturn2012	11.75%
2013	rr_AnnualReturn2013	34.92%
2014	rr_AnnualReturn2014	10.66%
2015	rr_AnnualReturn2015	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	6.17%
WesMark Growth Fund | Return After Taxes on Distributions | WesMark Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	5.58%
WesMark Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	4.96%
WesMark Growth Fund | S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
WesMark Growth Fund | Lipper Large Cap Core Funds Average (LLCCFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
5 Years	rr_AverageAnnualReturnYear05	10.92%
10 Years	rr_AverageAnnualReturnYear10	6.41%
WesMark Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Sections WesMark Balanced Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The WesMark Balanced Fund (the “Fund”) seeks to achieve capital appreciation and income.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund’s portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for their growth characteristics, or value characteristics, or both. In addition, the Adviser may consider the income potential of a security resulting in an equity position that may be overweight in sectors that pay dividends.

The Adviser anticipates investing the equity allocation primarily in the equity securities of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (ADRs) and other domestically traded securities of foreign companies, exchange traded funds (ETFs) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (REITs) and equity securities of companies with small market capitalizations. Also, in an effort to increase the income of the Fund, the Fund may sell call options on equity securities held in the Fund. This would have the effect of limiting the upside of the equity securities subject to such call options in exchange for receipt of premium income.

Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. Such investment-grade securities may include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMO) and asset-backed securities. The Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

Within the money market allocation the Adviser may invest in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

For additional information on the Fund’s investment strategies, please see the section “More about the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:

The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund portfolio. Consequently, the Fund’s share price may decline.

Risks Related to Investing For Growth:

Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

Risks Related to Investing For Value:

Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size:

The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

Credit Risks:

The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:

Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Risk Related to Complex CMOs:

CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:

An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:

The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Currency Risks:

Exchange rates for currencies fluctuate daily.

Liquidity Risks:

A Fund may not be able to sell a security or close out of an investment when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.

Sector Risks:

Certain market sectors may underperform other sectors or the market as a whole.

Risks of Foreign Investing:

Political, social, currency-rate fluctuations and economic instability within foreign countries may cause the value of the Fund’s foreign investments to decline. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

• the market price of an ETF’s shares may trade above or below their net asset value;

• an active trading market for an ETF’s shares may not develop or be maintained; or

• trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Option Contracts (A Type of Derivative)

Option contracts (also called “options”) are rights to buy or sell a security for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options may be bought or sold on a wide variety of securities. The Fund may buy call options which gives the holder (buyer) the right to buy the security from the seller (writer) of the option. The Fund may also write call options on a securities in order to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the security. If the Fund writes a call option on a security that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

May Lose Money	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.52% (quarter ended June 30, 2009). Its lowest quarterly return was -10.02% (quarter ended December 31, 2008 ).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.

For the periods ended December 31, 2015:

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The information provided for LBFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

The Balanced Composite Index is comprised of a combination of 60% of S&P 500® Index and 40% of BCIGCI.

WesMark Balanced Fund | WesMark Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMBLX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	390
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	675
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,487
2006	rr_AnnualReturn2006	9.63%
2007	rr_AnnualReturn2007	9.12%
2008	rr_AnnualReturn2008	(21.30%)
2009	rr_AnnualReturn2009	19.65%
2010	rr_AnnualReturn2010	11.90%
2011	rr_AnnualReturn2011	5.08%
2012	rr_AnnualReturn2012	8.44%
2013	rr_AnnualReturn2013	13.57%
2014	rr_AnnualReturn2014	7.50%
2015	rr_AnnualReturn2015	(1.94%)
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	6.41%
10 Years	rr_AverageAnnualReturnYear10	5.57%
WesMark Balanced Fund | Return After Taxes on Distributions | WesMark Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	4.83%
WesMark Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.37%
WesMark Balanced Fund | S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
WesMark Balanced Fund | Barclays Capital Intermediate U. S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	4.47%
WesMark Balanced Fund | Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	6.29%
WesMark Balanced Fund | Lipper Balanced Funds Average (LBFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	4.92%
WesMark Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Sections WesMark Government Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The WesMark Government Bond Fund (the Fund) seeks to achieve high current income consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities, (GSE). The Fund’s portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may invest in collateralized mortgage obligations (CMOs) issued by U.S. governmental or government related enterprises. CMOs have various call features and may be issued in multiple classes, with each class having a specific coupon rate and stated maturity or final distribution date. The Adviser invests in CMOs in an attempt to increase the Fund’s return by taking advantage of current and potential yield differentials existing from time to time between CMOs and other mortgage-backed or federal agency securities.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:

The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:

Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Risks Related to Complex CMOs:

CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:

An issue may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:

The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Liquidity Risks:

A Fund may not be able to sell a security when it wants.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

May Lose Money	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund changed its investment strategy on May 31, 2006 and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed-income securities.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 3.29% (quarter ended September 30, 2006). Its lowest quarterly return was -2.27% (quarter ended June 30, 2013).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.

For the periods ended December 31, 2015:

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The information provided for LIGFA and LGUS represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark Government Bond Fund | WesMark Government Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMBDX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,223
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	5.99%
2009	rr_AnnualReturn2009	4.37%
2010	rr_AnnualReturn2010	2.96%
2011	rr_AnnualReturn2011	4.71%
2012	rr_AnnualReturn2012	2.75%
2013	rr_AnnualReturn2013	(3.53%)
2014	rr_AnnualReturn2014	4.43%
2015	rr_AnnualReturn2015	0.81%
1 Year	rr_AverageAnnualReturnYear01	0.81%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	3.23%
WesMark Government Bond Fund | Return After Taxes on Distributions | WesMark Government Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	2.14%
WesMark Government Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark Government Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	2.10%
WesMark Government Bond Fund | Barclays Capital Intermediate U.S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	4.04%
WesMark Government Bond Fund | Lipper Intermediate U.S. Government Funds Average (LIGFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.46%
WesMark Government Bond Fund | Lipper General U.S. Government Funds Average (LGUS)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.52%
WesMark West Virginia Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Sections WesMark West Virginia Municipal Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	15.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in West Virginia Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the United States), the interest of which is exempt from federal income tax, federal alternative minimum tax (AMT), and West Virginia income tax. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), the supply or yield of such securities would be beneficial to the Fund.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:

The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:

Prices of fixed-income securities rise and fall in response to changes to interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Call Risks:

An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Liquidity Risks:

Trading opportunities are more limited for fixed-income securities that are not widely held.

Credit Enhancement Risks:

Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

Sector Risks:

Certain market sectors may underperform other sectors or the market as a whole.

Tax Risks:

Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Diversification Risks:

Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

West Virginia Risks:

The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. West Virginia’s economy is heavily dependent upon certain industries such as coal mining, natural gas, manufacturing and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 22 of this prospectus.

May Lose Money	rr_RiskLoseMoney	The loss of money is a risk of investing in this Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/ Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-864-1013
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.wesmarkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.76% (quarter ended March 31, 2009). Its lowest quarterly return was -2.75% (quarter ended June 30, 2013).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2015:

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.

WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMKMX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 108
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	337
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	584
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,293
2006	rr_AnnualReturn2006	3.24%
2007	rr_AnnualReturn2007	2.59%
2008	rr_AnnualReturn2008	(3.08%)
2009	rr_AnnualReturn2009	10.53%
2010	rr_AnnualReturn2010	1.94%
2011	rr_AnnualReturn2011	7.52%
2012	rr_AnnualReturn2012	4.53%
2013	rr_AnnualReturn2013	(2.58%)
2014	rr_AnnualReturn2014	6.87%
2015	rr_AnnualReturn2015	2.14%
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.29%
WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions | WesMark West Virginia Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.27%
WesMark West Virginia Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | WesMark West Virginia Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.23%
WesMark West Virginia Municipal Bond Fund | Barclays Capital Municipal Bond 5 Year Total Return Index (BCM51) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.12%
WesMark West Virginia Municipal Bond Fund | Lipper Intermediate Municipal Debt Funds Average (LIMDFA)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	3.81%